Consolidated statement of comprehensive income - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Consolidated statement of comprehensive income
Net profit	$ 3,284	$ 2,018	$ 3,445
Net profit, percentage movement from prior period	63.00%
Net profit, percentage movement from same period of prior year	(5.00%)
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	$ (140)	(72)	650
Debt securities measured at fair value through other comprehensive income (FVOCI), percentage movement from prior period	94.00%
Cash flow hedging instruments	$ 1,222	175	121
Transferred to income statement:
Debt securities measured at FVOCI	$ (205)	(97)	(98)
Debt securities measured at FVOCI, percentage movement from prior period	111.00%
Debt securities measured at FVOCI, percentage movement from same period of prior year	109.00%
Cash flow hedging instruments	$ (10)	(33)	72
Cash flow hedging instruments, percentage movement from prior period	(70.00%)
Loss allowance on debt securities measured at FVOCI	$ (2)	1	1
Exchange differences on translation of foreign operations (net of associated hedges)	$ (166)	261	(210)
Exchange differences on translation of foreign operations (net of associated hedges), percentage movement from same period of prior year	(21.00%)
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	$ 100	49	(168)
Debt securities measured at FVOCI, percentage movement from prior period	104.00%
Cash flow hedging instruments	$ (359)	(41)	(56)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	146	4	44
Own credit adjustment on financial liabilities designated at fair value (net of tax)	45	(10)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	$ 58	(122)	241
Remeasurement of defined benefit obligation recognised in equity (net of tax), percentage movement from same period in prior year	(76.00%)
Other comprehensive income (net of tax)	$ 689	115	597
Other comprehensive income (net of tax), percentage movement from same period of prior year	15.00%
Total comprehensive income	$ 3,973	2,133	4,042
Total comprehensive income, percentage movement from prior period	86.00%
Total comprehensive income, percentage movement from same period of prior year	(2.00%)
Attributable to:
Owners of WBC	$ 3,970	2,128	4,043
Owners of WBC, percentage movement from prior period	87.00%
Owners of WBC, percentage movement from same period of prior year	(2.00%)
NCI	$ 3	5	(1)
NCI, percentage movement from prior period	(40.00%)
Total comprehensive income	$ 3,973	$ 2,133	$ 4,042